Accrued Liabilities and Other Payable (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Accrued Liabilities and Other Payable
Schedule of accrued liabilities and other payables

	April 30,	October 31,
	2025	2024
Payable to a third-party company (1)	$129,865	$744,243
Payable to payroll agent	358,360	405,462
Payable to employees	182,581	195,278
Others	302,193	193,414
	$972,999	$1,538,398
(1)	Consists of advances received from a third-party company which is short-term in nature, non-interest bearing, unsecured and repayable on demand. The Company used the advances to pay for operating expenses.

	Years Ended October 31,
	2024	2023
Payable to a third-party company (1)	$744,244	$608,474
Payable to payroll agent	405,462	574,613
Payable to employees	195,278	197,140
Others	193,414	152,078
	$1,538,398	$1,532,305
(1)	Consists of advances received from a third-party company which is short-term in nature, non-interest bearing, unsecured and repayable on demand. The Company used the advances to pay for operating expenses.